ACCOUNTING POLICIES (Schedule of estimated useful lives of assets) (Details)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	45 years	45 years
Furniture & fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Machinery & equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years	2 years
Machinery & equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years	7 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	shorter of the life of the improvement or the remaining life of the lease	shorter of the life of the improvement or the remaining life of the lease